UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington , DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill, New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill , New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-932-3271

Date of fiscal year end: December 31

Date of reporting period: MARCH 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW , Washington , DC 20549-0609 The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

Item 1.Schedule of Investments.

Converted by EDGARwiz

3/31/2017

FAM VALUE FUND

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR   MARKET VALUE

CARPETS & RUGS

MOHAWK* INDUSTRIES

103,100

23,660,419

CRUDE PETROLEUM & NATURAL GAS

EOG RESOURCES, INC

345,000

33,654,750

FIRE, MARINE & CASUALTY INS

BERKSHIRE HATHAWAY*

163

40,725,550

LOEWS CORP

269,700

12,613,869

MARKEL CORPORATION*

53,850

52,550,061

WHITE MOUNTAINS INS

26,897

23,666,132

FIRE, MARINE & CASUAL INS TOTALS:

129,555,612

GENERAL INDUSTRIAL MACHINERY

ILLINOIS TOOL WORKS

339,950

45,033,176

INDUSTRIAL & COMMER. FA

DONALDSON COMPANY

695,400

31,654,608

INDUSTRIAL GASES

AIR PRODUCTS & CHEMICALS

141,000

19,075,890

INDUSTRIAL INSTRUMENTS

KEYSIGHT TECHNOLOGIE*

530,000

19,154,200

INSURANCE AGENTS, BROKERS

BROWN & BROWN INC

959,696

40,038,517

INVESTMENT ADVICE

FRANKLIN RESOURCES

580,000

24,441,200

LABORATORY ANALYTICAL INSTRUMENTS

WATERS CORP*

145,702

22,774,679

OPERATORS OF NONRESIDENTIAL

BROOKFIELD ASSET MGT

1,102,500

40,197,150

PUMPS & PUMPING EQUIPMENT

GRACO INC.

215,550

20,291,877

IDEX CORP.

576,750

53,931,892

P and P EQUIPMENT TOTALS:

74,223,769

REAL ESTATE INVEST TRUST

MARRIOTT INTERNATIONAL

128,800

12,130,384

RETAIL‐ EATING PLACES

YUM! BRANDS, INC

245,600

15,693,840

RETAIL‐AUTO & HOME STORE

AUTOZONE, INC*

41,700

30,151,185

RETAIL‐AUTO DEALERS

CARMAX, INC.*

615,000

36,420,300

RETAIL‐CATALOG& MAIL ORDER

CDW CORPORATION

858,000

49,515,180

RETAIL‐FAMILY CLOTHING

ROSS STORES, INC

810,688

53,400,018

SAVINGS INSTITUTIONS, FEDERAL

FOREST CITY ENTERPRISES

1,114,341

24,270,346

SEARCH, DETECTION, NAVIGATION

FLIR SYSTEMS INC

624,728

22,665,131

SECURITY & COMMODITY BR

T ROWE PRICE GROUP

344,500

23,477,675

SEMICONDUCTORS & RELATED

MICROCHIP TECHNOLOGY

295,000

21,765,100

SERVICES‐ADVERTISING AGENCY

INTERPUBLIC GROUP

1,391,700

34,194,069

SERVICES‐HOSPITALS

MEDNAX, INC*

481,400

33,399,532

STATE COMMERCIAL BANKS

M&T BANK CORP

179,000

27,696,670

BANK OF THE OZARKS

376,000

19,555,760

SOUTH STATE CORP

234,110

20,917,728

STATE COMMERCIAL BANKS  TOTALS:

68,170,158

SURGICAL & MEDICAL INST

STRYKER CORP

216,000

28,436,400

TRANSPORTATION OF FREIGHT

FORWARD AIR CORP

389,233

18,515,813

VARIETY STORES

DOLLAR GENERAL*

161,000

11,226,530

WHOLESALE‐MEDICAL, DENTAL

PATTERSON COS INC

445,000

20,127,350

COMMON STOCK TOTAL

1,007,022,987

CASH EQUIVALENTS

INVESCO SHORT‐TERM TREAS FD

126,989,019

CASH EQUIVALENTS

TOTALS:

126,989,019

FINAL TOTALS

1,134,012,006

3/31/2017

FAM EQUITY‐INCOME

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR   MARKET VALUE

ADVERTISING AGENCY

INTERPUBLIC GROUP

296,000

7,272,720

OMNICOM GROUP

21,000

1,810,410

ADVERTISING AGENCY     TOTALS:

9,083,130

CRUDE PETROLEUM & NATURAL GAS

EOG RESOURCES, INC

78,000

7,608,900

DOLLS & STUFFED TOYS

MATTEL, INC

118,299

3,029,637

FOOD & KINDRED PRODUCTS

FLOWERS FOODS, INC

509,550

9,890,365

GENERAL INDUSTRIAL MACH

INGERSOLL‐RAND PLC

63,000

5,123,160

INDUSTRIAL GASES

AIR PRODUCTS & CHEMICAL

61,000

8,252,690

VERSUM MATERIALS INC*

144,000

4,406,400

INDUSTRIAL GASES

TOTALS:

12,659,090

INDUSTRIAL & COMMERCIAL F

DONALDSON COMPANY

91,600

4,169,632

INSURANCE AGENTS, BROKER

ARTHUR J GALLAGHER

183,920

10,398,836

INVESTMENT ADVICE

FRANKLIN RESOURCES

89,900

3,788,386

MISC FOOD PREPARATIONS

McCORMICK & CO

22,000

2,000,460

PLASTICS PRODUCTS, NEC

TUPPERWARE BRANDS CO

56,000

3,512,320

PUMPS & PUMPING EQUIPMENT

IDEX CORP.

62,984

5,889,633

REAL ESTATE INVESTMENT

DIGITAL REALTY TRUST

47,000

5,000,330

REFUSE SYSTEMS

US ECOLOGY INC

100,647

4,715,311

RETAIL‐CATALOG & MAIL ORDER

CDW CORPORATION

217,000

12,523,070

RETAIL‐EATING PLACES

SONIC CORP

105,000

2,662,800

RETAIL‐FAMILY CLOTHING

ROSS STORES, INC

129,686

8,542,416

RETAIL‐SHOE STORES

FOOT LOCKER

60,000

4,488,600

SECURITY & COMMODITY BROK

T ROWE PRICE GROUP

48,000

3,271,200

SEMICONDUCTORS & RELATED

MICROCHIP TECHNOLOGY

117,000

8,632,260

XILINX, INC

156,414

9,054,806

SEMICONDUCTORS & RELATED  TOTALS:

17,687,066

SERVICES‐HELP SUPPLY

ROBERT HALF INTL

100,000

4,883,000

SERVICES‐PREPACKAGED SO

NATIONAL INSTRUMENTS

122,000

3,972,320

STATE COMMERCIAL BANKS

M&T BANK CORP

29,000

4,487,170

SOUTH STATE CORP

78,000

6,969,300

STOCK YARDS BANCORP

70,664

2,872,491

STATE COMMERCIAL BANKS  TOTALS:

14,328,961

SURGICAL & MEDICAL INSTRUMENTS

STRYKER CORP

85,500

11,256,075

WATER SUPPLY

AQUA AMERICA INC

190,750

6,132,612

WHOLESALE‐MEDICAL, DENTAL

PATTERSON COS INC

147,000

6,648,810

WHOLESALE‐PETROLEUM & REL

MACQUARIE INFASTRUCTURE

72,000

5,801,760

COMMON STOCK TOTAL

189,067,886

CASH EQUIVALENTS

INVESCO SHORT‐TERM TREAS FD

21,615,760

CASH EQUIVALENTS

TOTALS:

21,615,760

FINAL TOTALS

210,683,646

3/31/2017

FAM SMALL CAP FUND

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR   MARKET VALUE

ARRANGEMENT OF TRANS FR

ECHO GLOBAL LOGISTIC*

250,000

5,337,500

COMMERCIAL PRINTING

MULTI‐COLOR CORP

75,570

5,365,470

CRUDE PETROLEUM & NATURAL GAS

EVOLUTION PETROLEUM

517,300

4,138,400

ELECRICAL INDUSTRIAL AP

THERMON GROUP HLDGS*

251,000

5,230,840

FARM & MACHINERY EQUIPMENT

LINDSAY CORP

70,535

6,215,544

FIRE,MARINE & CASUALTY INS

INFINITY P&C CORP.

34,265

3,272,307

HOTEL/MOTEL

CHOICE HOTELS INTL

94,000

5,884,400

INSURANCE CARRIERS, NEC

HALLMARK FINL SVCS*

393,032

4,343,003

INVESTMENT ADVICE

DIAMOND HILL INVESTM

30,000

5,836,500

WESTWOOD HOLDINGS GR

85,087

4,544,496

INVESTMENT ADVICE      TOTALS:

10,380,996

MOTORS & GENERATORS

FRANKLIN ELECTRIC

123,000

5,295,150

NATIONAL COMMERCIAL BANKS

NATIONAL COMMERCE CO*

202,400

7,407,840

REAL ESTATE

CONS TOMOKA LAND CO

100,000

5,354,000

FRP HOLDINGS INC*

127,735

5,109,400

REAL ESTATE

TOTALS:

10,463,400

REFUSE SYSTEMS

US ECOLOGY INC

102,300

4,792,755

REITS ‐ DIVERSIFIED

RETAIL OPPORTUNITY I

165,000

3,469,950

RETAIL‐AUTO DEALER & GAS

PENSKE AUTOMOTIVE GR

100,000

4,681,000

RETAIL‐CATALOG & MAIL ORDER

CONNECTION

228,600

6,809,994

RETAIL‐EATING PLACES

SONIC CORP

250,000

6,340,000

SERVICES‐BUSINESS SERVICE

CBIZ, INC*

380,000

5,149,000

EXLSERVICE HOLDINGS*

136,000

6,440,960

SERVICES‐BUSINESS SERVICE TOTALS:

11,589,960

SERVICES‐ENGINEERING SE

MISTRAS GROUP, INC*

192,600

4,117,788

STATE COMMERCIAL BANKS

PINNACLE FINANCIAL

26,500

1,760,925

STONEGATE BANK

158,000

7,440,220

SOUTH STATE CORP

13,300

1,188,355

STATE COMMERCIAL BANKS  TOTALS:

10,389,500

SURGICAL/MEDICAL INSTRUMENTS

ANGIODYNAMICS, INC*

280,000

4,858,000

WHOLESALE‐COMPUTERS

SCANSOURCE, INC*

157,500

6,181,875

COMMON STOCK TOTAL

136,565,674

CASH EQUIVALENTS

INVESCO SHORT‐TERM TREAS FD

15,241,536

CASH EQUIVALENTS

TOTALS:

15,241,536

FINAL TOTALS

151,807,210

*Non-income-producing security

**  FAM Funds - MARCH 31, 2017

Value Fund

Equity-Income

Small Cap

Unrealized appreciation (a)

$613,782,395

$77,809,721

$29,070,884

Unrealized depreciation (b)

-$3,529,188

-$523,563

-$1,027,433

Net unrealized apprec/deprec ( c)

$610,253,207

$77,286,158

$28,043,451

Aggregate cost of securities (d)

$523,758,799

$133,397,488

$123,763,759

The following is a summary of each Series significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”),  followed by the

Funds in the preparation of its financial statements.

a)    Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Investments in Invesco Short Term Treasury Fund are

valued at that fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources

(observable inputs) and the Fund’s own market assumptions (unobservable inputs).  These inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Series net assets as of September 30, 2016:

FAM Value Fund

Level 1

Common Stocks

$1,007,022,987

Temporary Investments

$  126,989,019

Total Investments in Securities

$1,134,012,006

FAM Equity-Income Fund

Level 1

Common Stocks

$189,067,886

Temporary Investments

$   21,615,760

Total Investments in Securities

$210,683,646

FAM Small Cap Fund

Level 1

Common Stocks

$  136,565,674

Temporary Investments

$    15,241,536

Total Investments in Securities

$   151,807,210

During the period ended SEPTEMBER 30, 2016 there were no Level 2 or 3 inputs used to value the Funds’

net assets.  Refer to the Statement of Investments to view securities segregated by industry type.

Notes to Schedule of Investments (unaudited )

Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

For additional information regarding the Funds' policy regarding valuation and other significant accounting policies, please see each Fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov or visit FAM Fund's website at: www.FAMFunds.com.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	May 11, 2017
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	May 11, 2017

By:	/s/ Michael F. Balboa
Michael F. Balboa
Treasurer (Principal Financial Officer)

Date:	May 11, 2017